As filed with the U.S. Securities and Exchange Commission on January 15, 2015
                            File Nos. 333-179904 and 811-22649

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 139	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 139	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On February 13, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 13, 2015, the effectiveness of the registration statement for the iShares Interest Rate Hedged 0-5 Year High Yield Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 35 on December 6, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
58	February 18, 2014	March 21, 2014
70	March 20, 2014	April 18, 2014
75	April 17, 2014	May 16, 2014
81	May 15, 2014	June 13, 2014
86	June 12, 2014	July 11, 2014
92	July 10, 2014	August 1, 2014
97	July 31, 2014	August 29, 2014
104	August 28, 2014	September 26, 2014
111	September 25, 2014	October 24, 2014
117	October 23, 2014	November 21, 2014
124	November 20, 2014	December 19, 2014
133	December 18, 2014	January 16, 2015

This Post-Effective Amendment No. 139 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 35.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 139 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of January, 2015.

iSHARES U.S. ETF TRUST

By:
Manish Mehta*
President

Date: January 15, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 139 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: January 15, 2015

John E. Martinez*
Trustee

Date: January 15, 2015

Cecilia H. Herbert*
Trustee

Date: January 15, 2015

Charles A. Hurty*
Trustee

Date: January 15, 2015

John E. Kerrigan*
Trustee

Date: January 15, 2015

Robert H. Silver*
Trustee

Date: January 15, 2015

Robert S. Kapito*
Trustee

Date: January 15, 2015

Madhav V. Rajan*
Trustee

Date: January 15, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: January 15, 2015

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: January 15, 2015

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.